Initial Public Offering - Armada - Annual - Additional Information (Detail) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 28, 2025	May 22, 2025	Sep. 30, 2025	Jun. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Oct. 19, 2025	Sep. 09, 2025
Subsidiary, Sale of Stock [Line Items]
Common stock, issued (in shares)			1	1	1	1
Common stock, par value (in usd per share)			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Armada Acquisition Corp. II
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering		$ 230,000,000
Class of warrant or right, exercise price of warrants or rights (in usd per share)			$ 11.50	$ 11.50	$ 11.50		$ 11.50
Common stock, par value (in usd per share)								$ 0.10
Class of warrant or right, outstanding (in shares)			11,500,000	11,500,000	11,500,000
Proceeds from issuance of warrants					$ 3,565,000
Common stock issue price per share below which triggers warrant adjustment (in usd per share)			$ 9.20	$ 9.20	$ 9.20
Percentage of available equity proceeds below specified price which triggers warrant adjustment			60.00%	60.00%	60.00%
Common stock market value per share below which triggers warrant adjustment (in usd per share)			$ 9.20	$ 9.20	$ 9.20
Warrants convertible stock price trigger (in usd per share)			$ 18.00	$ 18.00
Percentage of market value for warrant exercise price adjustment			115.00%	115.00%	115.00%
Warrants redemption price per share (in usd per share)				$ 0.01	$ 0.01
Notice period for warrants redemption				30 days	30 days
Common stock share price per share for warrants redemption (in usd per share)			$ 18.00	$ 18.00	$ 18.00
Period of trading days within specified window for minimum common stock price for warrants redemption				20 days	20 days
Period of trading days within specified window for minimum common stock price for warrants redemption				30 days	30 days
Private placement warrants | Armada Acquisition Corp. II
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, outstanding (in shares)	200,000		355,000	355,000	355,000		60,000
Proceeds from issuance of warrants	$ 6,600,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in usd per share)		$ 10.00
Over-allotment option | Armada Acquisition Corp. II
Subsidiary, Sale of Stock [Line Items]
Price per share (usd per share)		0.0001
Common stock, par value (in usd per share)		$ 10.00
Units | IPO | Armada Acquisition Corp. II
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues (in shares)		23,000,000
Price per share (usd per share)		$ 10.00
Proceeds from issuance initial public offering		$ 230,000,000
Units | Over-allotment option | Armada Acquisition Corp. II
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares stock options exercised (in shares)		3,000,000
Warrant | Over-allotment option | Armada Acquisition Corp. II
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in usd per share)		$ 11.50	$ 11.50	$ 11.50	$ 11.50
Class B ordinary shares | Armada Acquisition Corp. II
Subsidiary, Sale of Stock [Line Items]
Common stock, issued (in shares)	7,880,000		7,880,000	7,880,000	7,880,000
Common stock, par value (in usd per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Class A ordinary shares | Armada Acquisition Corp. II
Subsidiary, Sale of Stock [Line Items]
Common stock, issued (in shares)	400,000		710,000	710,000	710,000
Common stock, par value (in usd per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001